Offerings - Offering: 1	Feb. 26, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.001 per share
Amount Registered | shares	2,346,222
Proposed Maximum Offering Price per Unit	5.35
Maximum Aggregate Offering Price	$ 12,552,287.7
Fee Rate	0.01381%
Amount of Registration Fee	$ 1,733.47
Offering Note

(1)

Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), the shares of common stock, par value $0.001 per share (the “Common Stock”), of Xperi Inc. (the “Registrant”) being registered hereunder include such indeterminate number of shares of the Common Stock as may be issuable with respect to the shares of the Common Stock being registered hereunder as a result of stock dividends, stock splits, recapitalization, or other similar transactions.

(2)

Represents 2,346,222 shares of the Registrant’s Common Stock that were automatically added to the shares authorized for issuance under the Registrant’s 2022 Equity Incentive Plan (the “2022 Plan”) on January 1, 2026 pursuant to an “evergreen” provision contained in the 2022 Plan.

(3)

Estimated in accordance with Rule 457(c) and 457(h) of the Securities Act solely for the purpose of calculating the registration fee, based upon the average of the high and low prices of the Company’s Common Stock as reported on the New York Stock Exchange on February 23, 2026, which date is within five business days prior to filing this Registration Statement.

(4)	The Registrant does not have any fee offsets.